Income Tax - Additional Information (Detail) - ARS ($) $ in Thousands			12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement [Line Items]
Income Tax Expense			$ (2,523,750)	$ 9,002,525	$ 23,622,164					$ 555,002	$ 647,945	$ 264,257
Income taxes refund		$ 309,000			4,528,453
Adjustments for current tax of prior periods	[1]		$ (89,966)	$ (1,951,077)	$ (963,830)
Income tax corporate rate			35.00%	30.00%	25.00%	15.00%	30.00%	55.00%
Consumer price index			100
Tax rate effect from change in tax rate					100.00%
Income tax inflation rate adjustment							$ 3,239,760	$ 1,021,519	$ 1,185,800
Two Thousand And Twenty Two
Statement [Line Items]
Adjustment in nominal values in income tax expense			$ 5,817,000
Current Year [Member]
Statement [Line Items]
Adjustment in nominal values in income tax expense			16,695,615
Inflation Adjustment [Member]
Statement [Line Items]
Adjustments for deferred tax of prior periods			634,823
Inflation Adjustment [Member] | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset			14,798,341
Inflation Adjustment [Member] | Two Thousand And Twenty Two
Statement [Line Items]
Income Tax Expense					$ 784,000
Adjustments for current tax of prior periods			1,897,285
Inflation Adjustment [Member] | Two Thousand And Twenty Two | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset					$ 5,033,000
Inflation Adjustment [Member] | Current Year [Member]
Statement [Line Items]
Adjustments for deferred tax of prior periods			1,897,285
Inflation Adjustment [Member] | Current Year [Member] | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset			$ 14,798,331

[1]	It includes an income tax charge of 1,897,285 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.4 “Income tax – inflation adjustment for fiscal year 2020”.